Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Company's Consolidated Capital Ratios

The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2016
Total Capital to Risk
Weighted Assets:
Consolidated	$57,084	14.8%	$30,910	8.0%	$38,637	10.0%
Uwharrie Bank	56,007	14.6%	30,691	8.0%	38,364	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	44,843	11.6%	23,182	6.0%	30,910	8.0%
Uwharrie Bank	53,300	13.9%	23,018	6.0%	30,691	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,220	8.9%	17,387	4.5%	25,114	6.5%
Uwharrie Bank	42,677	11.1%	17,264	4.5%	24,937	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	44,843	8.4%	21,372	4.0%	26,715	5.0%
Uwharrie Bank	53,300	10.0%	21,312	4.0%	26,640	5.0%

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2015
Total Capital to Risk
Weighted Assets:
Consolidated	$55,945	15.6%	$28,708	8.0%	$35,885	10.0%
Uwharrie Bank	56,221	15.8%	28,549	8.0%	35,686	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	43,527	12.1%	21,531	6.0%	28,708	8.0%
Uwharrie Bank	53,337	15.0%	21,412	6.0%	28,549	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	32,931	9.2%	16,148	4.5%	23,325	6.5%
Uwharrie Bank	42,741	12.0%	17,843	4.5%	23,196	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	43,527	8.2%	21,225	4.0%	26,531	5.0%
Uwharrie Bank	53,337	10.1%	21,156	4.0%	26,445	5.0%